FINANCIAL INSTRUMENTS (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Cash	$ 10,920,000	$ 24,765,000
Long-term Investments	1,353,000	3,939,000
Amounts Receivable	656,000	1,208,000
Accounts Payable And Accrued Liabilities	5,611,000	3,260,000
Due To Related Parties	72,000	163,000
MXN [Member]
Statement [Line Items]
Cash	6,064,000	3,576,000
Long-term Investments	0	0
Reclamation Bonds	0	0
Amounts Receivable	0	0
Accounts Payable And Accrued Liabilities	(17,454,000)	(57,604,000)
Due To Related Parties	0	0
Finance Lease Obligations	(992,000)	(1,000)
Net Exposure	(12,382,000)	(54,029,000)
Us Dollar Equivalent	(609,000)	(2,363,000)
CDN [Member]
Statement [Line Items]
Cash	392,000	1,450,000
Long-term Investments	1,855,000	4,976,000
Reclamation Bonds	4,000	6,000
Amounts Receivable	21,000	33,000
Accounts Payable And Accrued Liabilities	(56,000)	(211,000)
Due To Related Parties	(176,000)	(206,000)
Finance Lease Obligations	(110,000)	(394,000)
Net Exposure	1,930,000	5,654,000
Us Dollar Equivalent	$ 1,409,000	$ 4,054,000